Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long term Debt, Net of Current Portion

(in thousands)	March 31, 2021	December 31, 2020
New Term Loan Facility	$1,321,688	$1,325,000
Notes	775,000	775,000
New Revolving Credit Facility	—	50,000
Notes payable and deferred obligations	2,973	3,618

	2,099,661	2,153,618
Less: current portion	13,304	63,745
Less: debt issuance costs	58,267	60,545

Long-term debt, net of current portion	$2,028,090	$2,029,328

	December 31,	December 31,
(in thousands)	2020	2019
New Term Loan Facility	$1,325,000	$—
Notes	775,000	—
First Lien Term Loan	—	2,467,529
Second Lien Term Loan	—	760,000
New Revolving Credit Facility	50,000	—
Notes payable and deferred obligations	3,618	2,053

	2,153,618	3,229,582
Less: current portion	63,745	27,655
Less: debt issuance costs	60,545	29,840

Long-term debt, net of current portion	$2,029,328	$3,172,087

Summary of Future Minimum Principal Payments on Long-term Debt
Future minimum principal payments on long-term debt are as follows as of March 31, 2021:

(in thousands)
Remainder of 2021	$9,987
2022	13,294
2023	13,293
2024	13,274
2025	13,277
Thereafter	2,036,536

Total future minimum principal payments	$2,099,661

Future minimum principal payments on long-term debt are as follows:

(in thousands)
2021	$13,745
2022	13,298
2023	13,293
2024	13,274
2025	13,277
Thereafter	2,086,731

Total future minimum principal payments	$2,153,618